Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets, Net [Line Items]
Less: allowance for credit losses
Total other non-current assets	105,570	157,076
Other Noncurrent Assets [Member]
Schedule of Other Non-Current Assets, Net [Line Items]
Deposit	177,069	157,076
Less: allowance for credit losses	$ (71,499)